Revenue Recognition - Narrative (Details)		6 Months Ended
	Nov. 21, 2023 USD ($) subsidiary	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Nov. 21, 2023 CNY (¥)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exclusive license and collaboration agreement (subsidiaries) | subsidiary	2
Transaction price allocated to remaining performance obligations		$ 24,400,000			¥ 174,500,000
Revenue from contracts with customers		24,116,000	¥ 171,600,000	$ 0
Value added tax payables		1,500,000
Recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		23,400,000	167,100,000
Recognized based on percentage of completed of development services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		700,000	¥ 4,500,000
License Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations		23,300,000
Revenue from contracts with customers		23,300,000
Simcere Pharmaceutical Co., Ltd. | License Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price, upfront payment	$ 21,100,000	21,100,000			150,000,000			¥ 150,000,000
Transaction price, including variable consideration	$ 123,000,000							875,000,000
Contract term, after commercialization of compound (in years)	12 years
Transaction price allocated to remaining performance obligations	$ 25,200,000	25,900,000			185,000,000			180,000,000
Transaction price, cost reimbursement	$ 4,100,000							¥ 30,000,000
Transaction price, achievement of a transfer of know-how milestone		700,000			5,000,000
Contract assets		3,600,000			¥ 26,600,000		¥ 0
Contract liabilities		$ 0				$ 13,300,000	100,000,000
Value added tax payables | ¥							¥ 5,600,000